Schedule I - Parent Company Financial Information - Additional Information (Detail)	Dec. 31, 2021	Sep. 30, 2021
Restricted Investments, Percent of Net Assets	25.00%
Percentage of voting rights held by equity holders pre combination		54.00%
Cerberus Telecom Acquisition Corp [Member] | Merger Agreement [Member] | Sponsor [Member]
Equity method investment ownership percentage		100.00%
Parent Company [Member]
Restricted Investments, Percent of Net Assets	25.00%